NOTE 16. Assumptions under binomial model to estimate the fair value of options (Details)	12 Months Ended
Dec. 31, 2012
Options A
Date of Grant	December 3, 2009
Dividend yield	0.00%
Risk - free interest rate	1.08%
Volatility	40.00%
Expected Life (in years)	7 years 3 months 18 days
Options B
Date of Grant	May 19, 2010
Dividend yield	0.00%
Risk - free interest rate	1.17%
Volatility	40.00%
Expected Life (in years)	7 years 9 months 18 days
Options C
Date of Grant	August 19, 2010
Dividend yield	0.00%
Risk - free interest rate	1.23%
Volatility	40.00%
Expected Life (in years)	8 years
Options D
Date of Grant	March 23, 2011
Dividend yield	0.00%
Risk - free interest rate	1.30%
Volatility	40.00%
Expected Life (in years)	8 years 7 months 6 days